Income Taxes - Effective Tax Reconciliation (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the federal income tax rate to the effective tax rate
Federal statutory tax rate			21.00%		21.00%	21.00%
State taxes, net of federal tax benefit					(4.74%)	(0.07%)
Change in fair value of warrant liabilities					0.28%	(18.95%)
Change in valuation allowance					16.05%	(0.02%)
Income tax provision	7.00%	26.30%	30.03%	28.10%	32.59%	1.96%